INCOME TAX (Details) - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Income Tax Disclosure [Abstract]
Domestic Operations			$ (24,670,551)	$ (17,103,695)
Foreign Operations			(6,918,857)
Loss before income taxes	$ (14,920,059)	$ (17,747,852)	$ (31,589,408)	$ (17,103,695)